Consolidated Statement of Comprehensive Income Statement (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Net income	$ 1,335,719	$ 1,061,028	$ 535,397
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Pension Cost, Net of Tax	476	(864)	(238)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Pension Cost, Net of Tax	1,253	1,440	1,478
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Transition Asset (Obligation), Recognized in Net Periodic Benefit Cost, before Tax	694	573	568
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	(51,189)	16,079	(56,298)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	10,550	10,773	6,823
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	355	716	(750)
Other Comprehensive Income (Loss), Treasury Locks and Swaps, Net of Tax	586	(3,424)	356
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax		2,419	(2,419)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(5,855)	4,464	(1,242)
Other comprehensive income (loss)	(43,130)	32,176	(51,722)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	1,292,589	1,093,204	483,675
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	75,091	101,458	30,513
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 1,217,498	$ 991,746	$ 453,162